Operating expenses - Research and Development, Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2022 patient	Dec. 31, 2020 uSDollarPerEuro
Disclosure Of Operating Expenses [Line Items]
Increase/ decrease in employee benefit expense	€ (1,300)	€ (774)
Increase (decrease) in employee benefit expense, percentage	(13.00%)	(8.00%)
End of period headcount) (employee)	102	100	90	400	90
Increase (decrease) in number of employees | employee	2	10	(15)
Share-based payments	€ 3,174	€ 3,201	€ 2,924
R&D
Disclosure Of Operating Expenses [Line Items]
Increase in purchases, sub-contracting and other expenses	€ 900	€ 6,900
Increase in purchases, sub-contracting and other expenses, percentage	4.40%	54.00%
End of period headcount) (employee) | employee	74	73	66
Increase (decrease) in number of employees | employee	1	7
Share-based payments	€ 334	€ 677	€ 629